PURCHASE COMMITMENTS (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PURCHASE COMMITMENTS
Purchase commitments	$ 991,572	$ 1,277,815
PP&E commitments	$ 189,654	$ 303,027